UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22585

Tortoise Pipeline & Energy Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013
Common Stock - 86.0% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 6.0% (1)
Canada - 6.0% (1)
Enbridge Inc.	268,300	$11,955,448
Pembina Pipeline Corporation	168,800	4,737,040
		16,692,488
Local Distribution Companies - 12.3% (1)
United States - 12.3% (1)
CenterPoint Energy, Inc.	728,600	15,613,898
NiSource Inc.	663,200	18,370,640
		33,984,538
Marine Transportation - 2.2% (1)
Republic of the Marshall Islands - 2.2% (1)
Teekay Offshore Partners L.P.	223,330	6,251,007

Natural Gas Gathering Pipelines - 3.7% (1)
United States - 3.7% (1)
Targa Resources Corp.	166,600	10,162,600

Natural Gas Pipelines - 40.9% (1)
Canada - 6.3% (1)
Keyera Corp.	17,550	926,640
TransCanada Corporation	350,500	16,301,755
United States - 34.6% (1)
Kinder Morgan, Inc.	266,000	9,860,620
National Fuel Gas Company	13,400	779,746
ONEOK, Inc.	373,900	16,821,761
Questar Corporation	330,750	7,775,932
Spectra Energy Corp	910,300	26,435,112
Williams Companies, Inc.	978,950	33,979,354
		112,880,920
Oil and Gas Production - 19.8% (1)
United Kingdom - 1.0% (1)
BP p.l.c. (ADR) (2)	68,500	2,767,400
United States - 18.8% (1)
Anadarko Petroleum Corporation (2)	63,200	5,029,456
Apache Corporation (2)	50,900	3,780,343
Chevron Corporation	13,300	1,558,095
Continental Resources, Inc. (2)(3)	38,800	3,414,400
Denbury Resources Inc. (2)(3)	184,600	3,344,952
Devon Energy Corporation (2)	48,800	2,647,888
EOG Resources, Inc. (2)	27,100	3,406,741
Exxon Mobil Corporation	16,900	1,513,395
Hess Corporation (2)	49,000	3,258,500
Marathon Oil Corporation (2)	150,400	5,038,400
Newfield Exploration Company (2)(3)	119,300	2,758,216
Occidental Petroleum Corporation (2)	49,200	4,050,636
Pioneer Natural Resources Company (2)	41,800	5,258,858
Range Resources Corporation (2)	43,100	3,310,080
Whiting Petroleum Corporation (2)(3)	71,900	3,501,530
		54,638,890
Refining - 1.1% (1)
United States - 1.1% (1)
HollyFrontier Corporation (2)	52,400	2,944,880

Total Common Stock (Cost $208,675,213)		237,555,323

Master Limited Partnerships and Related Companies - 44.3% (1)
Crude/Refined Products Pipelines - 15.3% (1)
United States - 15.3% (1)
Buckeye Partners, L.P.	48,796	2,717,937
Enbridge Energy Management, L.L.C. (4)	465,647	12,726,130
Holly Energy Partners, L.P.	63,900	2,636,514
Magellan Midstream Partners, L.P.	76,700	3,847,272
MPLX LP	102,268	3,343,141
Plains All American Pipeline, L.P.	240,400	13,161,900
Rose Rock Midstream, L.P.	28,714	976,276
Sunoco Logistics Partners L.P.	45,800	2,863,874
		42,273,044
Natural Gas/Natural Gas Liquids Pipelines - 21.8% (1)
United States - 21.8% (1)
Energy Transfer Partners, L.P.	179,900	8,619,009
Enterprise Products Partners L.P.	175,093	9,922,520
Inergy Midstream, L.P.	82,000	1,963,080
Inergy Midstream, L.P. (5)	83,333	1,929,992
Kinder Morgan Management, LLC (4)	252,704	20,931,492
ONEOK Partners, L.P.	82,000	4,494,420
Regency Energy Partners LP	219,600	5,224,284
Williams Partners L.P.	141,800	7,047,460
		60,132,257
Natural Gas Gathering/Processing - 7.2% (1)
United States - 7.2% (1)
Access Midstream Partners, L.P.	119,700	4,457,628
Copano Energy, L.L.C.	48,265	1,861,098
DCP Midstream Partners, LP	36,350	1,476,901
MarkWest Energy Partners, L.P.	59,850	3,421,625
Southcross Energy Partners, L.P.	39,112	896,056
Targa Resources Partners LP	84,825	3,493,942
Western Gas Equity Partners, LP	61,652	2,094,319
Western Gas Partners LP	42,905	2,352,910
		20,054,479

Total Master Limited Partnerships and Related Companies (Cost $108,001,300)		122,459,780

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (6) (Cost $271,724)	271,724	271,724

Total Investments - 130.4% (1) (Cost $316,948,237)		360,286,827
Long-Term Debt Obligations - (17.7%) (1)		(49,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (5.8%) (1)		(16,000,000)
Total Value of Options Written (Premiums received $520,575) - (0.1%) (1)		(273,042)
Other Assets and Liabilities - (6.8%) (1)		(18,803,133)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$276,210,652

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4) Security distributions are paid-in-kind.
(5)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $1,929,992, which represents 0.7% of net assets.
(6) Rate indicated is the current yield as of February 28, 2013.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
February 28, 2013

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	March 2013	$87.50	626	$(14,398)
Apache Corporation	March 2013	82.50	509	(2,036)
BP p.l.c. (ADR)	March 2013	44.00	685	(6,165)
Continental Resources, Inc.	March 2013	90.00	388	(36,860)
Denbury Resources Inc.	March 2013	20.00	1,846	(9,230)
Devon Energy Corporation	March 2013	62.50	488	(1,464)
EOG Resources, Inc.	March 2013	140.00	271	(2,168)
Hess Corporation	March 2013	72.50	490	(10,290)
HollyFrontier Corporation	March 2013	58.50	524	(28,820)
Marathon Oil Corporation	March 2013	36.00	1,504	(7,520)
Newfield Exploration Company	March 2013	29.00	1,193	(3,579)
Occidental Petroleum Corporation	March 2013	90.00	484	(1,452)
Pioneer Natural Resources Company	March 2013	140.00	418	(6,270)
Range Resources Corporation	March 2013	75.00	431	(124,990)
Whiting Petroleum Corporation	March 2013	52.50	712	(17,800)

Total Value of Call Options Written (Premiums received $520,575)				$(273,042)

Key to abbreviation
ADR = American Depository Receipts

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2013.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at February 28, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$237,555,323	$237,555,323	$-	$-
Master Limited Partnerships and Related Companies(a)	122,459,780	120,529,788	1,929,992	-
Total Equity Securities	360,015,103	358,085,111	1,929,992	-
Other:
Short-Term Investment(b)	271,724	271,724	-	-
Total Assets	$360,286,827	$358,356,835	$1,929,992	$-
Liabilities
Written Call Options	$273,042	$273,042	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2013.

The Company did not hold any Level 3 securities during the period ended February 28, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period from December 1, 2012 through February 28, 2013.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2013.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Inergy Midstream, L.P.	Unregistered Common Units	83,333	12/7/12	$ 1,749,993	$ 1,929,992	$ 23.16	0.7%

The carrying value per unit of unrestricted common units of Inergy Midstream, L.P. was $23.10 on November 3, 2012, the date of the purchase agreement and the date an enforceable right to acquire the restricted Inergy Midstream, L.P. units was obtained by the Company.
As of February 28, 2013, the aggregate cost of securities for federal income tax purposes was $314,251,218.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $51,437,466, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $5,401,857 and the net unrealized appreciation was $46,035,609.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Pipeline & Energy Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Pipeline & Energy Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Pipeline & Energy Fund, Inc.

Date: April 23, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer